FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3. FAIR VALUE MEASUREMENTS

The fair values of investments are classified based on the lowest level of any input that is significant to the fair value measurement. The Plan used the following methods to determine fair value for purposes of the accompanying financial statements:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan has the ability to access on the report date.

Level 2 — Inputs (such as financial matrices, models, valuation techniques), other than quoted market prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 — Inputs (such as professional appraisals, quoted prices from inactive markets that require adjustment based on significant assumptions or data that is not current, data from independent sources) that are unobservable for the asset or liability.

Asset Valuation Techniques — The methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.

Interest-Bearing Cash — Held primarily in short-term money market accounts, which are valued at cost plus accrued interest.

Mutual Funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common Stocks — Valued at the closing price reported on the active market on which the individual securities are traded.

Self-directed Brokerage Accounts — Underlying investments consist of common stocks and mutual funds.

Common-collective Trust Funds — Valued at the net asset value of units of a bank collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to confirm that securities liquidations will be carried out in an orderly business manner.

Stable Value Fund — The Morley Stable Value Fund is a collective trust fund offered by the Principal Global Investors Trust Company whose objective is to provide preservation of capital, relatively stable returns consistent with its comparatively low risk profile and liquidity for benefit responsive payments. The fund is composed primarily of fully benefit-responsive investment contracts and is valued at the net asset value of units of the bank collective trust. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner.

The following table provides the amount and corresponding level of hierarchy for the Plan’s investments that were measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$2,843	$—	$—	$2,843
Mutual funds	72,968,341	—	—	72,968,341
Self-directed brokerage accounts	8,605,447	—	—	8,605,447
Merit Medical Systems, Inc. common stock	42,224,320	—	—	42,224,320
Total assets in the fair value hierarchy	$123,800,951	$—	$—	$123,800,951
Investments measured at net asset value
Common-collective trust funds				121,165,003
Stable value fund				2,557,809
Total Investments — at fair value				$247,523,763

The following table provides the amount and corresponding level of hierarchy for the Plan’s investments that were measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$2,964	$—	$—	$2,964
Mutual funds	109,564,402	—	—	109,564,402
Self-directed brokerage accounts	6,706,231	—	—	6,706,231
Merit Medical Systems, Inc. common stock	47,972,130	—	—	47,972,130
Total assets in the fair value hierarchy	$164,245,727	$—	$—	$164,245,727
Investments measured at net asset value
Common-collective trust funds				46,868,757
Stable value fund				2,485,412
Total Investments — at fair value				$213,599,896